Leases (Details) - Schedule of the maturities of the company’s operating lease liabilities - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jan. 01, 2020
Schedule of the maturities of the company’s operating lease liabilities [Abstract]
Remainder of 2021	$ 622,375	$ 279,793
2022	1,561,154	67,045
2023	1,533,222
2024	1,580,157
2025	1,627,092
Thereafter	3,700,071
Total lease payments	10,624,071	346,838
Less: Imputed interest	(1,846,961)	(20,680)
Present value of lease liabilities	$ 8,777,110	$ 326,158	$ 555,916